Defined benefit plans - Summary of defined benefit obligations and plan assets (Details) (Parenthetical) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of defined benefit plans [abstract]
Surplus (deficit) in plan	₩ 604,989	₩ 90,816
Net defined benefit liability	14,664	51,204
Net defined benefit asset	₩ 619,653	₩ 142,020